Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 149,504	$ 2,950,515	$ 2,623,283	$ 1,748,747
Adjustments for:
Depreciation and amortization	15,160	299,192	276,634	238,809
Major maintenance provision	14,747	291,038	262,871	174,293
Increase (decrease) in allowance for doubtful accounts	(535)	(10,561)	749	(1,103)
(Gain) loss on sale of property and equipment	(68)	(1,340)	(22,250)	(140)
Present value of major maintenance provision	(278)	(5,477)	(94,072)	8,268
Interest income	(6,172)	(121,813)	(105,528)	(80,740)
Interest expense	17,878	352,822	330,694	326,496
Unrealized exchange rate fluctuation	3,063	60,458	36,791	40,122
Profit (loss) after adjustments	193,299	3,814,834	3,309,172	2,454,752
Trade accounts receivable	4,760	93,934	(324,094)	(69,792)
Recoverable tax	(1,322)	(26,091)	13,773	60,296
Other accounts receivable and prepaid expenses	110	2,195	15,567	(17,502)
Trade accounts payable	(635)	(12,536)	(72,352)	15,143
Payable taxes and other accrued expenses	(691)	(13,628)	24,274	(41,231)
Income taxes paid	(42,055)	(829,973)	(582,986)	(308,223)
Related parties, net	(3,849)	(75,966)	72,807	(3,867)
Major maintenance provision	(4,955)	(97,784)	(102,854)	(171,647)
Guarantee deposits and labor obligations	3,362	66,348	32,839	151,402
Net cash flows from operating activities	148,024	2,921,333	2,386,146	2,069,331
Cash flows by investment activities:
Acquisition of property improvements	(11,237)	(221,773)	(120,390)	(134,071)
Other non-current assets	(1,090)	(21,519)	(47,531)	(51,701)
Proceeds from sale of property and equipment	68	1,340	30,892	274
Acquisition of improvements in concessioned assets	(69,356)	(1,368,770)	(494,915)	(321,206)
Other investments held to maturity	(2,500)	(49,338)	60,445	(60,445)
Interest received	5,943	117,284	100,142	73,914
Net cash flows used by investing activities	(78,172)	(1,542,776)	(471,357)	(493,235)
Cash flow from financing activities:
Cash received from debt financing and debt securities	745	14,700
Payment of long-term debt	(2,593)	(51,168)	(58,875)	(52,765)
Interest paid	(17,760)	(350,499)	(312,796)	(324,471)
Capital reduction				(1,184,834)
Dividends paid	(79,810)	(1,575,083)	(1,371,642)
Issuance (repurchase) of shares	(1,735)	(34,234)	184,370	(244,293)
Increase in non-controlling interest	869	17,149	44,750	27,314
Net cash used by financing activities	(100,284)	(1,979,135)	(1,514,193)	(1,779,049)
Net increase (decrease) in cash and cash equivalents	(30,432)	(600,578)	400,596	(202,953)
Effects of exchange rate changes on the foreign currency	(3,659)	(72,207)
Cash and cash equivalents at the beginning of the year	152,305	3,005,792	2,605,196	2,808,149
Cash and cash equivalents at the end of the year	118,214	2,333,007	3,005,792	2,605,196
Non cash investing activities which are not reflected in the consolidated statements of cash flows:
Acquisition of property, leasehold improvements and equipment, including finance lease	2,589	51,099	41,761	4,032
Acquisition of other assets	227	4,484
Acquisition of improvements in concessioned assets	$ 3,779	$ 74,586	$ 70,268	$ 44,693